UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET

GLOBAL STRATEGIC INCOME FUND

FORM N-Q

OCTOBER 31, 2014

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 42.3%
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 0.1%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	240,000		$269,400

Diversified Consumer Services - 0.2%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	166,969	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	300,000	GBP	512,304

Total Diversified Consumer Services					679,273

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	610,000		621,437	(b)
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	140,000		133,000	(b)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	480,000		362,400
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	200,000		152,000
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	330,000		308,138	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	210,000		212,100	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	780,000		823,387	(b)
MGM Resorts International, Senior Notes	6.625%	12/15/21	260,000		286,000

Total Hotels, Restaurants & Leisure					2,898,462

Household Durables - 0.1%
William Lyon Homes PNW Finance Corp., Senior Notes	7.000%	8/15/22	240,000		249,000	(b)

Media - 2.6%
American Media Inc., Senior Secured Notes	11.500%	12/15/17	1,500,000		1,567,500
Cerved Group SpA, Senior Secured Notes	6.375%	1/15/20	100,000	EUR	132,776	(b)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	1,250,000	EUR	1,707,417	(a)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	200,000	EUR	273,187	(b)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	790,000		881,838
Gannett Co. Inc., Senior Notes	4.875%	9/15/21	120,000		121,200	(b)
MediaNews Group Inc.	12.000%	12/31/18	1,900,000		1,900,000	(c)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	400,000		409,500	(b)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	210,000	EUR	307,373	(b)(d)
Regal Entertainment Group, Senior Notes	5.750%	3/15/22	320,000		314,400
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	656,000	EUR	904,273	(b)
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	1,310,000	GBP	2,242,300	(a)

Total Media					10,761,764

Multiline Retail - 0.1%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	520,000		559,000	(b)(d)

Specialty Retail - 0.8%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	290,000	GBP	513,088	(b)
AA Bond Co., Ltd., Senior Secured Notes	6.269%	7/31/25	1,200,000	GBP	2,272,662	(a)
Group 1 Automotive Inc., Senior Notes	5.000%	6/1/22	160,000		159,200	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	600,000	$441,750	(b)

Total Specialty Retail				3,386,700

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	390,000	391,950	(b)

TOTAL CONSUMER DISCRETIONARY				19,195,549

CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,600,000	1,660,000	(b)
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	520,000	533,000
Crestview DS Merger Subordinated II Inc., Secured Notes	10.000%	9/1/21	350,000	388,500

Total Beverages				2,581,500

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,050,000	1,001,438	(b)

Food Products - 0.7%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	330,000	332,887	(b)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	390,000	386,100	(b)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	980,000	997,150	(b)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	330,000	334,950	(b)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	1,410,000	866,727	(b)(e)

Total Food Products				2,917,814

Media - 0.0%
SiTV LLC/SiTV Finance Inc., Senior Secured Notes	10.375%	7/1/19	130,000	126,100	(b)

TOTAL CONSUMER STAPLES				6,626,852

ENERGY - 10.0%
Energy Equipment & Services - 2.0%
CGG, Senior Notes	7.750%	5/15/17	105,000	102,113
CGG, Senior Notes	6.500%	6/1/21	1,500,000	1,207,500
Exterran Holdings Inc., Senior Notes	7.250%	12/1/18	600,000	619,500
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	920,000	841,800
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	230,000	149,500	(b)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	270,000	169,425	(b)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	60,000	35,475	(b)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	1,370,000	1,226,150	(b)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	880,000	787,600
Pacific Drilling SA, Senior Secured Notes	5.375%	6/1/20	550,000	494,656
Parker Drilling Co., Senior Notes	6.750%	7/15/22	320,000	293,600	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,950,000	1,989,000	(b)

Total Energy Equipment & Services				7,916,319

Oil, Gas & Consumable Fuels - 8.0%
Access Midstream Partner LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,360,000	1,428,000
Antero Resources Corp., Senior Notes	5.125%	12/1/22	300,000	300,435	(b)
Arch Coal Inc., Senior Notes	7.000%	6/15/19	570,000	233,700
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	5.875%	8/1/23	750,000	781,875
California Resources Corp., Senior Notes	6.000%	11/15/24	390,000	398,775	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	590,000	650,475
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	120,000	118,200

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
CONSOL Energy Inc., Senior Notes	5.875%	4/15/22	180,000		$183,375	(b)
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	529,763		474,138	(b)(d)
Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Notes	6.250%	10/30/19	80,000		76,400
Ecopetrol SA, Senior Notes	5.875%	9/18/23	236,000		263,730
Ecopetrol SA, Senior Notes	5.875%	5/28/45	260,000		268,450
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	80,000		82,000	(b)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,930,000		1,592,250
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	210,000		223,125	(b)
Kinder Morgan Inc., Senior Secured Notes	5.625%	11/15/23	1,360,000		1,502,800	(b)
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	1,750,000		1,890,000
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	5/15/19	350,000		329,000
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	670,000		670,000
MEG Energy Corp., Senior Notes	6.500%	3/15/21	1,710,000		1,701,450	(b)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,500,000		1,072,500	(f)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	360,000		376,650
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	620,000		623,100
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	680,000		683,400	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	380,000		374,300	(b)
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	517,000		547,053
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	3,730,000		3,837,648
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	990,000		1,022,175	(b)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	1,290,000		1,260,975
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	440,000		226,600
Range Resources Corp., Senior Subordinated Notes	6.750%	8/1/20	1,500,000		1,593,750
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	470,000		502,900
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	220,000		224,675
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,140,000		1,243,195	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	300,000		291,562	(b)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	310,000		326,275
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,230,000		916,350
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	720,000		738,000
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	80,000		76,400	(b)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,750,000		971,250
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	300,000		282,000	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.250%	5/1/23	690,000		727,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	770,000		766,150
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	100,000		95,250	(b)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.250%	10/15/22	210,000		217,875	(b)
Triangle USA Petroleum Corp., Senior Notes	6.750%	7/15/22	120,000		105,600	(b)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	300,000		298,500	(b)

Total Oil, Gas & Consumable Fuels					32,570,261

TOTAL ENERGY					40,486,580

FINANCIALS - 3.7%
Banks - 2.0%
Banco Espirito Santo SA, Senior Notes	5.875%	11/9/15	300,000	EUR	366,359	(a)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	460,000		463,849
BNP Paribas SA, Subordinated Bonds	4.250%	10/15/24	310,000		312,877
CIT Group Inc., Senior Notes	5.000%	8/1/23	940,000		983,475
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	340,000		338,725	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	420,000		$490,583
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	440,000		512,050	(b)(g)(h)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	310,000		348,712	(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	400,000		408,500	(g)(h)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	330,000		339,886
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,500,000		1,468,737	(b)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	70,000		82,688	(g)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000		161,726
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	120,000		121,810
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	170,000		175,863
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	640,000	AUD	661,630	(g)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	690,000		738,390	(b)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	120,000		120,088

Total Banks					8,095,948

Consumer Finance - 0.5%
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	300,000		314,655
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,530,000		1,583,550	(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	250,000		245,000	(b)

Total Consumer Finance					2,143,205

Diversified Financial Services - 0.8%
ABP Finance PLC, Senior Secured Notes	6.250%	12/14/26	600,000	GBP	1,180,001	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	2,050,183	(a)
Emeralds, Notes	0.000%	8/4/20	9		0	(b)(c)(e)(f)(i)

Total Diversified Financial Services					3,230,184

Real Estate Investment Trusts (REITs) - 0.2%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	460,000		471,500
Geo Group Inc., Senior Notes	5.875%	10/15/24	220,000		227,700

Total Real Estate Investment Trusts (REITs)					699,200

Real Estate Management & Development - 0.2%
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	1,000,000		1,012,500	(a)

TOTAL FINANCIALS					15,181,037

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.4%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	1,625,000		1,537,656

Health Care Providers & Services - 1.4%
Acadia Healthcare Co. Inc., Senior Notes	5.125%	7/1/22	310,000		309,225
Centene Corp., Senior Notes	4.750%	5/15/22	380,000		384,750
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	310,000		327,825
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	500,000		510,000
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	970,000		977,881	(b)
HCA Inc., Debentures	7.500%	11/15/95	70,000		67,900
HCA Inc., Senior Secured Notes	5.000%	3/15/24	880,000		909,709
Labco SAS, Senior Secured Notes	8.500%	1/15/18	160,000	EUR	210,279	(b)
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,550,000	EUR	1,955,008	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	250,000		234,400

Total Health Care Providers & Services					5,886,977

Pharmaceuticals - 0.5%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	320,000		326,736	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Rottapharm Ltd., Senior Notes	6.125%	11/15/19	1,220,000	EUR	$1,632,921	(a)

Total Pharmaceuticals					1,959,657

TOTAL HEALTH CARE					9,384,290

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.7%
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	2,280,000		2,217,300	(b)
TransDigm Inc., Senior Subordinated Notes	6.000%	7/15/22	500,000		508,125
Triumph Group Inc., Senior Notes	5.250%	6/1/22	130,000		132,275

Total Aerospace & Defense					2,857,700

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	180,000		189,450	(b)

Airlines - 0.5%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	282,220		327,376
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	980,000	GBP	1,679,349	(a)
United Airlines Inc., Pass Through Trust, Secured Notes	4.625%	9/3/22	220,000		213,400

Total Airlines					2,220,125

Commercial Services & Supplies - 0.2%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	380,000		384,609	(b)
West Corp., Senior Notes	5.375%	7/15/22	530,000		515,425	(b)

Total Commercial Services & Supplies					900,034

Construction & Engineering - 1.7%
Aecom Technology Corp., Senior Notes	5.875%	10/15/24	310,000		328,600	(b)
Astaldi SpA, Senior Bonds	7.125%	12/1/20	530,000	EUR	698,460	(b)
Astaldi SpA, Senior Notes	7.125%	12/1/20	110,000	EUR	144,963	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	280,000		241,500	(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	880,000		905,300	(b)
Empresas ICA SAB de CV, Senior Notes	8.900%	2/4/21	450,000		478,125	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	645,000		659,804	(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,000,000		995,000	(b)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	880,000		897,600	(b)
OAS Finance Ltd., Senior Notes	8.000%	7/2/21	320,000		300,000	(b)
OAS Investments GmbH, Senior Notes	8.250%	10/19/19	1,080,000		1,053,000	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	366,038		379,894	(b)

Total Construction & Engineering					7,082,246

Electrical Equipment - 0.6%
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	430,000		450,425	(b)
Trionista Holdco GmbH, Senior Secured Notes	5.000%	4/30/20	100,000	EUR	129,989	(b)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	1,230,000	EUR	1,622,328	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	197,845	(b)

Total Electrical Equipment					2,400,587

Machinery - 1.6%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	310,000		336,350	(b)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,580,000		1,690,600	(b)
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	1,782,000	EUR	2,405,063	(b)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	996,000	EUR	1,360,020	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	420,000	EUR	573,503	(b)

Total Machinery					6,365,536

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	380,000		$388,550	(b)

Road & Rail - 0.6%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	250,000		258,595	(b)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	1,550,000	EUR	2,011,143	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	220,000		222,200	(b)

Total Road & Rail					2,491,938

Trading Companies & Distributors - 0.7%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	610,000		637,450	(b)
Light Tower Rentals Inc., Senior Secured Notes	8.125%	8/1/19	1,260,000		1,247,400	(b)
Rexel SA, Senior Notes	5.250%	6/15/20	1,010,000		1,022,625	(b)

Total Trading Companies & Distributors					2,907,475

Transportation - 1.0%
Great Rolling Stock Co. PLC, Senior Secured Notes	6.250%	7/27/20	1,000,000	GBP	1,857,284	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,500,000		1,552,500	(b)(d)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	570,000		581,400	(b)

Total Transportation					3,991,184

TOTAL INDUSTRIALS					31,794,825

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,000,000		1,022,500
Sanmina Corp., Senior Secured Notes	4.375%	6/1/19	720,000		722,700	(b)

Total Electronic Equipment, Instruments & Components					1,745,200

IT Services - 0.2%
Alliance Data Systems Corp., Senior Notes	5.375%	8/1/22	220,000		223,850	(b)
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	180,000		165,600	(b)
First Data Corp., Senior Notes	12.625%	1/15/21	410,000		496,100

Total IT Services					885,550

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	300,000		319,875	(b)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	250,000		271,250	(b)

Total Software					591,125

TOTAL INFORMATION TECHNOLOGY					3,221,875

MATERIALS - 7.0%
Chemicals - 1.5%
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	1,100,000		1,124,750	(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	440,000		441,100	(b)(d)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	1,510,000		1,540,200	(b)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	1,480,000	EUR	1,905,665	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	750,000	EUR	1,033,962	(a)

Total Chemicals					6,045,677

Construction Materials - 1.3%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	3,410,000		3,947,075	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - (continued)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	560,000	$550,032	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	730,000	703,720	(b)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	260,000	263,900	(b)

Total Construction Materials				5,464,727

Containers & Packaging - 1.2%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	220,000	226,052	(b)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	600,000	649,500	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	200,000	215,500	(b)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	700,000	745,500
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	520,000	533,650	(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	1,720,000	1,797,400
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	490,000	523,075

Total Containers & Packaging				4,690,677

Metals & Mining - 2.2%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	960,000	830,400	(b)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.000%	4/1/17	1,080,000	1,104,975	(b)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	590,000	611,388	(b)
JW Aluminum Co., Senior Secured Notes	11.500%	11/15/17	320,000	329,600	(b)
Magnetation LLC/Mag Finance Corp., Senior Secured Notes	11.000%	5/15/18	530,000	478,325	(b)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	400,000	60,000	(b)(e)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,645	0	(c)(e)(i)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	830,000	875,650
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	430,000	348,300	(b)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	130,000	136,500	(b)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,220,000	1,293,200
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	2,820,000	2,965,230	(b)

Total Metals & Mining				9,033,568

Paper & Forest Products - 0.8%
Appvion Inc., Secured Notes	9.000%	6/1/20	830,000	659,850	(b)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,280,000	1,308,416
Klabin Finance SA, Senior Notes	5.250%	7/16/24	620,000	602,950	(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	740,000	712,250

Total Paper & Forest Products				3,283,466

TOTAL MATERIALS				28,518,115

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.3%
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	280,000	283,500
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	460,000	463,737
CenturyLink Inc., Senior Notes	6.750%	12/1/23	330,000	367,538
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	70,000	67,725
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	1,600,000	1,684,000	(b)
Hughes Satellite Systems Corp., Senior Notes	7.625%	6/15/21	950,000	1,061,625
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	570,000	599,925	(b)
Windstream Corp., Senior Notes	7.500%	4/1/23	720,000	759,600

Total Diversified Telecommunication Services				5,287,650

Wireless Telecommunication Services - 0.9%
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,435,000	2,733,287
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	500,000	522,500
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	300,000	309,750

Total Wireless Telecommunication Services				3,565,537

TOTAL TELECOMMUNICATION SERVICES				8,853,187

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 2.2%
Electric Utilities - 0.3%
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	1,100,000		$1,123,375	(b)

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	1,000,000		995,000

Independent Power and Renewable Electricity Producers - 1.2%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,455,000		1,618,688	(b)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	240,000		255,300	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	2,708,538		2,964,157

Total Independent Power and Renewable Electricity Producers					4,838,145

Water Utilities - 0.4%
Anglian Water Osprey Financing PLC, Senior Secured Notes	7.000%	1/31/18	1,010,000	GBP	1,730,735	(a)

TOTAL UTILITIES					8,687,255

TOTAL CORPORATE BONDS & NOTES (Cost - $175,115,618)					171,949,565

ASSET-BACKED SECURITIES - 5.3%
ACE Securities Corp., 2006-SL2 A	0.492%	1/25/36	672,014		114,293	(g)
Amortizing Residential Collateral Trust, 2002-BC6 M2	1.952%	8/25/32	621,967		449,394	(g)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE2 M2	3.003%	4/15/33	267,661		256,241	(g)
Countrywide Asset-Backed Certificates, 2004-5 M4	2.027%	6/25/34	714,516		616,239	(g)
Fieldstone Mortgage Investment Corp., 2004-4 M3	2.105%	10/25/35	1,140,000		957,994	(g)
Greenpoint Manufactured Housing, 1999-2 A2	2.910%	3/18/29	475,000		436,516	(g)
Greenpoint Manufactured Housing, 1999-3 2A2	3.531%	6/19/29	250,000		217,500	(g)
Greenpoint Manufactured Housing, 1999-4 A2	3.654%	2/20/30	250,000		217,500	(g)
Greenpoint Manufactured Housing, 2001-2 IA2	3.656%	2/20/32	325,000		300,383	(g)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.652%	3/13/32	550,000		501,273	(g)
GSAMP Trust, 2006-S2 A2	0.352%	1/25/36	275,384		73,683	(g)
GSRPM Mortgage Loan Trust, 2006-1 A1	0.452%	3/25/35	264,421		258,350	(b)(g)
Indymac Seconds Asset Backed Trust, 2006-A A	0.412%	6/25/36	3,175,367		747,089	(g)
Long Beach Mortgage Loan Trust, 2003-1 M2	3.227%	3/25/33	2,284,528		2,184,011	(g)
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH, 1A JNR	7.250%	7/1/24	1,600,000	EUR	2,005,040	(b)(c)
Magnus Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	2,000,000	EUR	2,506,300	(b)(c)
Mid-State Trust, 6 A1	7.340%	7/1/35	243,169		264,167
National Collegiate Student Loan Trust, 2006-3 A4	0.422%	3/26/29	1,200,000		1,098,584	(g)
National Collegiate Student Loan Trust, 2007-4 A3L	1.002%	3/25/38	2,830,000		1,906,954	(g)
Origen Manufactured Housing, 2006-A A2	2.317%	10/15/37	1,730,378		1,565,354	(g)
Origen Manufactured Housing, 2007-A A2	2.395%	4/15/37	1,499,875		1,341,508	(g)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.932%	1/25/31	43,047		36,932	(g)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.280%	8/25/33	177,326		158,238	(g)
SACO I Trust, 2006-4 A1	0.492%	3/25/36	160,820		232,487	(g)
SACO I Trust, 2006-6 A	0.412%	6/25/36	772,594		1,256,605	(g)
Soundview Home Equity Loan Trust, 2006-OPT4 2A3	0.302%	6/25/36	1,319,129		1,160,577	(g)
SpringCastle America Funding LLC, 2014-AA A	2.700%	5/25/23	500,000		501,082	(b)
Structured Asset Securities Corp., 2006-ARS1 A1	0.375%	2/25/36	3,323,995		203,929	(b)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $27,039,145)					21,568,223

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
Banc of America Mortgage Securities Inc., 2005-3 A4	2.657%	4/25/35	120,214	$112,043	(g)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.153%	6/11/50	410,000	399,764	(g)
BLCP Hotel Trust, 2014-CLMZ M	5.881%	8/15/29	4,500,000	4,483,420	(b)(g)
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.133%	12/10/49	660,000	667,417	(g)
Citimortgage Alternative Loan Trust, 2007-A7 2A2	34.740%	7/25/37	1,021,403	1,814,289	(g)
COBALT CMBS Commercial Mortgage Trust, 2007-C3 AJ	5.771%	5/15/46	500,000	519,141	(g)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	1,020,000	1,029,183
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.086%	10/10/46	30,000	32,240	(g)
Countrywide Alternative Loan Trust, 2005-63 1A1	2.495%	12/25/35	374,686	313,242	(g)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.452%	1/25/36	381,453	320,365	(g)
Countrywide Alternative Loan Trust, 2006-18CB A6	27.992%	7/25/36	849,062	1,354,914	(g)
Countrywide Alternative Loan Trust, 2007-18CB 1A6	38.088%	8/25/37	992,205	1,848,456	(g)
Countrywide Home Loans, 2005-R3 AF	0.552%	9/25/35	49,641	44,916	(b)(g)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	5.806%	6/15/38	950,000	975,941	(g)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	409,000	393,332
Credit Suisse Commercial Mortgage Trust, 2007-C2 AJ	5.607%	1/15/49	300,000	300,432	(g)
Credit Suisse Mortgage Trust, 2006-1 1A2	29.689%	2/25/36	1,228,737	1,838,693	(g)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	500,000	453,120	(b)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	1,087,752	(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.367%	3/19/45	271,369	242,359	(g)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.035%	3/19/46	438,273	342,210	(g)
FREMF Mortgage Trust, 2014-KF04 B	3.402%	6/25/21	1,998,333	2,002,278	(b)(g)
GE Business Loan Trust, 2006-2A D	0.903%	11/15/34	502,275	432,987	(b)(g)
GE Business Loan Trust, 2007-1A A	0.323%	4/16/35	1,917,234	1,818,796	(b)(g)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	1,170,000	1,140,112	(g)
GS Mortgage Securities Trust, 2006-GG6 C	5.552%	4/10/38	400,000	401,255	(g)
GS Mortgage Securities Trust, 2013-GC16 A4	4.271%	11/10/46	330,000	358,392
GS Mortgage Securities Trust, 2013-GC16 AS	4.649%	11/10/46	280,000	306,866
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.674%	10/25/35	211,977	188,752	(g)
Impac CMB Trust, 2005-5 A1	0.792%	8/25/35	294,278	263,682	(g)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.462%	3/25/35	273,505	272,111	(g)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 AS	4.420%	11/15/45	310,000	334,337
JPMBB Commercial Mortgage Securities Trust, 2014-C24 D	4.075%	11/15/47	480,000	421,831	(b)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,060,000	905,697
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	450,000	399,851	(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,950,000	1,946,357	(g)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.379%	10/15/29	2,100,000	$2,103,026	(b)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	3.753%	6/15/29	1,080,000	1,080,016	(b)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	3.453%	8/15/27	470,000	470,993	(b)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH F	4.053%	8/15/27	410,000	410,846	(b)(g)
JPMorgan Mortgage Trust, 2005-A6 7A1	2.534%	8/25/35	296,063	289,285	(g)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.126%	7/15/40	660,000	685,540	(g)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.249%	9/15/45	430,000	415,286	(g)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	43,720	44,981	(b)
Merrill Lynch Mortgage Investors Inc., 2005-A1 2A1	2.517%	12/25/34	22,572	22,388	(g)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	409,000	397,513	(g)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,480,000	1,461,632	(g)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,450,000	1,334,191
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	697,000	704,312
Morgan Stanley Capital I Trust, 2007-IQ15 AJ	5.909%	6/11/49	480,000	461,944	(g)
Mortgage IT Trust, 2005-2 1A1	0.412%	5/25/35	147,197	142,270	(g)
PFP III, 2014-1 D	4.254%	6/14/31	500,000	501,823	(b)(g)
Residential Accredit Loans Inc., 2006-QO2 A1	0.372%	2/25/46	1,713,920	831,062	(g)
Structured Asset Mortgage Investments Inc., 2005-AR3 2A1	2.520%	8/25/35	183,042	181,533	(g)
Structured Asset Mortgage Investments Inc., 2006-AR5 2A1	0.362%	5/25/46	379,436	293,927	(g)
Wachovia Bank Commercial Mortgage Trust, 2006-C23 G	5.549%	1/15/45	2,450,000	2,277,243	(b)(g)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	390,000	395,118	(g)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AJ	5.413%	12/15/43	381,000	392,524	(g)
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	220,000	228,955	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.422%	12/25/45	175,978	170,468	(g)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 2A3	2.600%	4/25/36	61,270	59,996	(g)
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.908%	9/15/57	480,000	422,685	(b)(g)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $45,353,363)				45,546,090

CONVERTIBLE BONDS & NOTES - 0.5%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Senior Notes	2.750%	11/15/35	1,000,000	1,013,750
Peabody Energy Corp., Junior Subordinated Notes	4.750%	12/15/41	1,000,000	667,500

TOTAL ENERGY				1,681,250

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/20/19	372,000	331,080	(b)(c)(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,306,477)				2,012,330

MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	8/1/30	3,044	3,153
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/31	352	399

Total FHLMC				3,552

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FNMA - 0.0%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	20,362		$23,092

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $24,020)					26,644

SENIOR LOANS - 1.1%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	684,211		678,438	(j)(k)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	—	10/28/20	640,000		588,800	(l)

TOTAL CONSUMER DISCRETIONARY					1,267,238

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	890,000		885,550	(e)(j)(k)

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250%	6/19/16	2,152,830		2,151,148	(j)(k)

TOTAL SENIOR LOANS (Cost - $4,301,603)					4,303,936

SOVEREIGN BONDS - 26.6%
Argentina - 1.0%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	4,205,000		3,948,655

Australia - 1.9%
Government of Australia, Senior Bonds	5.750%	7/15/22	7,500,000	AUD	7,777,688

Brazil - 3.9%
Federative Republic of Brazil, Notes	10.000%	1/1/17	41,326,000	BRL	15,975,962

Canada - 2.5%
Government of Canada, Bonds	2.750%	6/1/22	11,000,000	CAD	10,386,780

Hungary - 0.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	960,000		1,060,800

Indonesia - 0.2%
Republic of Indonesia, Senior Notes	5.875%	1/15/24	769,000		876,660	(b)

Israel - 1.3%
Government of Israel, Bonds	5.500%	1/31/22	16,000,000	ILS	5,300,471

Mexico - 6.9%
United Mexican States, Bonds	8.000%	6/11/20	74,495,000	MXN	6,294,506
United Mexican States, Bonds	6.500%	6/9/22	275,171,500	MXN	21,441,543
United Mexican States, Bonds	10.000%	12/5/24	2,430,000	MXN	236,342

Total Mexico					27,972,391

New Zealand - 2.0%
Government of New Zealand, Senior Bonds	6.000%	12/15/17	9,930,000	NZD	8,262,889	(a)

Norway - 2.0%
Government of Norway, Bonds	4.250%	5/19/17	50,000,000	NOK	7,969,889

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Portugal - 1.0%
Republic of Portugal, Notes	5.125%	10/15/24	4,000,000		$4,123,584	(b)

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	756,525		860,161	(a)

South Africa - 0.3%
Republic of South Africa, Senior Notes	5.875%	9/16/25	920,000		1,042,360

Sweden - 2.1%
Kingdom of Sweden, Bonds	3.750%	8/12/17	28,000,000	SEK	4,179,336
Kingdom of Sweden, Bonds	3.500%	6/1/22	26,000,000	SEK	4,206,904

Total Sweden					8,386,240

Turkey - 0.6%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	830,000		912,983
Republic of Turkey, Senior Notes	6.250%	9/26/22	1,270,000		1,444,625

Total Turkey					2,357,608

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,820,000		1,840,050	(a)

TOTAL SOVEREIGN BONDS (Cost - $119,853,270)					108,142,188

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
U.S. Treasury Bonds	3.625%	2/15/44	10,000		11,099
U.S. Treasury Notes	2.000%	5/31/21	30,000		29,991

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $40,055)					41,090

			SHARES
COMMON STOCKS - 0.2%
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			15,000		720,000	*(c)(e)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			417,997		26,852	*(c)

TOTAL COMMON STOCKS (Cost - $1,390,573)					746,852

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.7%
Consumer Finance - 0.7%
GMAC Capital Trust I	8.125%		115,000		3,073,950	(g)

INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
General Finance Corp.	8.125%		25,725		654,701

TOTAL PREFERRED STOCKS (Cost - $3,660,975)					3,728,651

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.4%
Credit default swaption with Barclays Capital Inc. to buy protection on Markit CDX.NA.IG.22 Index, Put @ $65.00		11/19/14	99,550,000		27,247

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - (continued)
Credit default swaption with JPMorgan Securities Inc. to buy protection on Markit CDX.NA.IG.23 Index, Call @ $65.00		1/21/15	60,000,000	$151,036
E-mini S&P 500 Index Futures, Put @ $1950.00		11/21/14	1,276	510,400
Interest rate swaption with Deutsche Bank AG, Put @ 3.38%		8/12/15	9,710,000	325,123
Interest rate swaption with Morgan Stanley & Co. Inc., Put @ 3.29%		9/4/15	9,710,000	420,933
U.S. Dollar/Australian Dollar, Put @ $0.88		1/6/15	15,220,000	123,282

TOTAL PURCHASED OPTIONS (Cost - $3,602,175)				1,558,021

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $382,687,274)				359,623,590

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 6.9%
Repurchase Agreements - 6.9%
Barclays Capital Inc. repurchase agreement dated 10/31/14; Proceeds at maturity - $28,300,142; (Fully collateralized by U.S. government obligations, 2.125% due 8/15/21; Market value - $28,865,989) (Cost - $28,300,000)	0.060%	11/3/14	28,300,000	28,300,000

TOTAL INVESTMENTS - 95.4% (Cost - $410,987,274#)				387,923,590
Other Assets in Excess of Liabilities - 4.6%				18,834,632

TOTAL NET ASSETS - 100.0%				$406,758,222

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Illiquid security.

(f)	The coupon payment on these securities is currently in default as of October 31, 2014.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of October 31, 2014. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CMB	— Cash Management Bill
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS/ NOTIONAL AMOUNT	VALUE
Credit default swaption with Barclays Capital Inc. to sell protection on Markit CDX.NA.IG.22 Index, Put	11/19/14	$70.00	99,550,000	$11,125
Credit default swaption with Barclays Capital Inc. to sell protection on Markit CDX.NA.IG.22 Index, Put	11/19/14	75.00	99,550,000	4,593
Credit default swaption with JPMorgan Securities Inc. to sell protection on Markit CDX.NA.IG.23 Index, Put	1/21/15	80.00	60,000,000	91,859
E-mini S&P 500 Index Futures,Put	11/21/14	1,800.00	1,276	66,990
E-mini S&P 500 Index Futures,Put	11/21/14	1,900.00	1,276	223,300
U.S. Dollar/Australian Dollar, Call	1/5/15	0.83	15,220,000	39,060

TOTAL WRITTEN OPTIONS (Premiums received - $2,379,869)				$436,927

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Strategic Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$17,295,549	$1,900,000		$19,195,549
Financials	—	15,181,037	0	*	15,181,037
Materials	—	28,518,115	0	*	28,518,115
Other corporate bonds & notes	—	109,054,864	—		109,054,864
Asset-backed securities	—	21,568,223	—		21,568,223
Collateralized mortgage obligations	—	45,546,090	—		45,546,090
Convertible bonds & notes	—	2,012,330	—		2,012,330
Mortgage-backed securities	—	26,644	—		26,644
Senior loans	—	4,303,936	—		4,303,936
Sovereign bonds	—	108,142,188	—		108,142,188
U.S. government & agency obligations	—	41,090	—		41,090
Common stocks:
Health care	—	—	720,000		720,000
Materials	—	26,852	—		26,852
Preferred stocks	$3,728,651	—	—		3,728,651
Purchased options	510,400	1,047,621	—		1,558,021

Total long-term investments	$4,239,051	$352,764,539	$2,620,000		$359,623,590

Short-term investments†	—	28,300,000	—		28,300,000

Total investments	$4,239,051	$381,064,539	$2,620,000		$387,923,590

Other financial instruments:
Futures contracts	$2,600,082	—	—		$2,600,082
Forward foreign currency contracts	—	$4,348,209	—		4,348,209
Centrally cleared interest rate swaps	—	569,287	—		569,287
OTC total return swaps‡	—	416,841	—		416,841
OTC currency swaps‡	—	235,827	—		235,827

Total other financial instruments	$2,600,082	$5,570,164	$—		$8,170,246

Total	$6,839,133	$386,634,703	$2,620,000		$396,093,836

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$290,290	$146,637	—		$436,927
Futures contracts	1,768,017	—	—		1,768,017
Forward foreign currency contracts	—	738,268	—		738,268
OTC total return swaps‡	—	349,369	—		349,369
Centrally cleared interest rate swaps	—	1,037,863	—		1,037,863

Total	$2,058,307	$2,272,137	$—		$4,330,444

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At October 31, 2014, securities valued at $26,852 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

2. Investments

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,014,190
Gross unrealized depreciation	(31,077,874)

Net unrealized depreciation	$(23,063,684)

At October 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	121	12/16	$29,556,243	29,696,425	$140,182
U.S. Treasury 10-Year Notes	438	12/14	54,801,845	55,345,406	543,561
U.S. Treasury Ultra Long-Term Bonds	362	12/14	54,849,786	56,766,125	1,916,339

					$2,600,082

Contracts to Sell:
90-Day Eurodollar	196	3/16	48,350,113	48,473,250	(123,137)
90-Day Eurodollar	2,380	3/17	581,277,515	582,862,000	(1,584,485)
U.S. Treasury Long-Term Bonds	35	12/14	4,877,886	4,938,281	(60,395)

					$(1,768,017)

Net unrealized appreciation on open futures contracts					$832,065

At October 31, 2014, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,720,000	USD	7,557,301	Citibank N.A.	11/14/14	$(7,328)
EUR	1,680,000	USD	2,125,812	Citibank N.A.	11/14/14	(20,385)
GBP	1,045,089	USD	1,719,000	Citibank N.A.	11/14/14	(47,305)
USD	229,147	EUR	171,307	Citibank N.A.	11/14/14	14,460
USD	505,953	HKD	3,921,001	Citibank N.A.	11/14/14	348
USD	560,536	HKD	4,344,001	Citibank N.A.	11/14/14	385
USD	619,392	HKD	4,800,001	Citibank N.A.	11/14/14	441
USD	2,114,865	EUR	1,670,073	Citibank N.A.	11/14/14	21,879
USD	10,221,007	EUR	7,629,912	Citibank N.A.	11/14/14	658,972
USD	25,183,048	GBP	15,002,814	Citibank N.A.	11/14/14	1,184,990
USD	3,486,459	EUR	2,605,002	UBS AG	11/14/14	221,792
AUD	11,594,668	USD	10,227,193	Bank of America N.A.	1/16/15	(76,153)
USD	17,554,599	AUD	20,194,668	Bank of America N.A.	1/16/15	(125,673)
PHP	174,690,000	USD	3,875,111	Bank of America N.A.	1/16/15	8,547
USD	2,130,349	JPY	225,480,000	Bank of America N.A.	1/16/15	121,151
USD	2,974,702	ZAR	33,300,000	Bank of America N.A.	1/16/15	(6,982)
CAD	200,000	USD	177,703	Bank of America N.A.	1/16/15	(576)
INR	240,410,000	USD	3,844,715	Bank of America N.A.	1/16/15	11,184
ZAR	33,300,000	USD	2,961,500	Bank of America N.A.	1/16/15	20,182
AUD	4,950,000	USD	4,340,804	Bank of America N.A.	1/16/15	(7,118)

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	5,140,000	USD	3,972,526	Bank of America N.A.	1/16/15	$5,724
USD	5,316,272	BRL	13,170,000	Bank of America N.A.	1/16/15	109,966
MXN	60,300,000	USD	4,443,724	Bank of America N.A.	1/16/15	14,941
COP	7,888,000,000	USD	3,849,119	Bank of America N.A.	1/16/15	(43,325)
USD	8,711,515	JPY	931,200,000	Bank of America N.A.	1/16/15	413,816
ZAR	10,000,000	USD	891,502	Barclays Bank PLC	1/16/15	3,899
MXN	110,600,000	USD	8,137,439	Barclays Bank PLC	1/16/15	40,478
USD	13,606,062	EUR	10,741,040	Barclays Bank PLC	1/16/15	139,414
USD	23,927,579	MXN	322,600,000	Barclays Bank PLC	1/16/15	74,090
USD	4,754,204	BRL	11,760,000	Barclays Bank PLC	1/16/15	105,294
JPY	558,150,000	USD	5,213,188	Barclays Bank PLC	1/16/15	(239,648)
EUR	7,750,000	USD	9,797,744	Barclays Bank PLC	1/16/15	(81,131)
USD	8,366,416	SEK	60,610,000	Barclays Bank PLC	1/16/15	156,959
USD	8,601,145	NOK	56,640,000	Barclays Bank PLC	1/16/15	224,443
USD	893,208	ZAR	10,000,000	Barclays Bank PLC	1/16/15	(2,193)
USD	1,832,084	ZAR	20,510,000	Citibank N.A.	1/16/15	(4,382)
USD	1,870,698	EUR	1,460,000	Citibank N.A.	1/16/15	40,214
SGD	130,000	USD	101,133	Citibank N.A.	1/16/15	37
ZAR	20,510,000	USD	1,805,140	Citibank N.A.	1/16/15	31,327
COP	4,230,770,000	USD	2,063,790	Citibank N.A.	1/16/15	(22,533)
USD	4,612,062	EUR	3,640,000	Citibank N.A.	1/16/15	48,389
SGD	4,930,000	USD	3,852,977	Citibank N.A.	1/16/15	(16,285)
USD	7,653,638	JPY	819,100,000	Citibank N.A.	1/16/15	354,835
USD	8,240,442	CAD	9,275,854	Citibank N.A.	1/16/15	25,415
USD	8,623,675	NZD	11,080,000	Citibank N.A.	1/16/15	47,993
PHP	93,860,000	USD	2,082,076	Citibank N.A.	1/16/15	4,592
USD	2,025,335	AUD	2,336,000	Goldman Sachs	1/16/15	(19,814)
USD	2,302,393	CAD	2,600,000	Goldman Sachs	1/16/15	(260)
EUR	1,340,000	USD	1,697,211	JPMorgan Chase & Co.	1/16/15	(17,177)
USD	5,085,449	ILS	19,000,000	Morgan Stanley & Co. Inc.	1/16/15	83,031
USD	7,116,574	BRL	17,600,000	Morgan Stanley & Co. Inc.	1/16/15	159,021

Total						$3,609,941

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Columbian Peso
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
IINR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

During the period ended October 31, 2014, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of July 31, 2014	634	$485,033
Options written	334,388,904	10,700,170
Options closed	(60,066,505)	(8,581,428)
Options exercised	—	—
Options expired	(481)	(223,906)

Written options, outstanding as of October 31, 2014	274,322,552	$2,379,869

Notes to Schedule of Investments (unaudited) (continued)

At October 31, 2014, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Greenwich	127,945,000	SEK	6/17/19	3-month SEK-STIBOR-SIDE quarterly	1.417% annually	—	$569,287
Greenwich	12,515,000	EUR	6/17/19	0.711% annually	6-month EUR-EURIBOR- Reuters semi-annually	—	(220,309)
Greenwich	$13,140,000		2/15/40	3.383% semi-annually	3-Month LIBOR quarterly	(12,523)	(817,554)

Total						$(12,523)	$(468,576)

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED AEPPRECIATION (DEPRECIATION)
Barclays Capital Inc.	$4,747,671	12/30/14	If positive, the total return of the S&P 500 Telecommunication Services TR Index	3 Month LIBOR minus 25 basis points and if negative, the absolute value of the total return or the S&P 500 Telecommunication Services TR Index	—	$(61,096	)**
Barclays Capital Inc.	4,752,291	12/30/14	3 Month LIBOR plus 25 basis points and if negative, the absolute value of the total return or the S&P 500 Information Technology TR Index	If positive, the total return of the S&P 500 Information Technology TR Index	—	113,478	**
Barclays Capital Inc.	9,535,696	1/21/15	If positive, the total return of the S&P 500 Consumer Staples TR Index	3 Month LIBOR minus 25 basis points and if negative, the absolute value of the total return or the S&P 500 Consumer Staples TR Index	—	(288,273	)**
Barclays Capital Inc.	9,544,858	1/21/15	3 Month LIBOR plus 25 basis points and if negative, the absolute value of the total return or the S&P 500 Consumer Discretionary TR Index	If positive, the total return of the S&P 500 Consumer Discretionary TR Index	—	303,363	**

Total	$28,580,516				—	$67,472

OTC CURRENCY SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT RECEIVED*	NOTIONAL AMOUNT DELIVERED*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$2,176,000	1,600,000	EUR	7/1/24	7.250%	9.005%	$(1,519)	$237,346
†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

SEK	— Swedish Krona
EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: December 23, 2014

By:	/s/RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: December 23, 2014